Deferred Charges	12 Months Ended
Dec. 31, 2013
Deferred Costs [Abstract]
Deferred Charges
7.	Deferred Charges

	Dry Docking Costs– Non Current	Special Survey Costs – Non Current	Financing Costs- Current	Total
December 31, 2010	$1,231	$975	$606	$2,812
Additions	172	20	—	192
Write-offs	(126)	(280)	(100)	(506)
Vessels held for sale	(124)	(67)	—	(191)
Amortization	(622)	(293)	(176)	(1,091)
December 31, 2011	531	355	330	1,216
Additions	—	—	3,303	3,303
Write-offs	—	—	(191)	(191)
Vessels held for sale	112	189	—	301
Amortization	(628)	(360)	(555)	(1,543)
December 31, 2012	15	184	2,887	3,086
Additions	167	—	—	167
Write-offs	—	—	(939)	(939)
Vessels held for sale	—	—	—	—
Amortization	(16)	(184)	(904)	(1,104)
December 31, 2013	$166	$—	$1,044	$1,210

Unamortized deferred amendment and restructuring fees of $939 related to the Deutsche Bank loan facilities, were expensed, since Deutsche Bank has, in accordance with the Settlement Agreement (Note 10), forgiven the outstanding indebtedness and overdue interest owed by the Company of approximately $30 million in total and released all collateral associated with the loan, including the lifting of the mortgages over the M/V  Free Knight  and the M/V  Free Maverick.

Additions to financing costs in 2012 related to the amendment and restructuring fees of $1,823 and $1,480, concerning the Credit Suisse and Deutsche Bank loan facilities, respectively, both due and payable on the earlier of March 31, 2014, the date of a voluntary prepayment, or the date the loan facilities become due or are repaid in full. Additions to deferred dry-docking and special survey costs in 2011 related to the dry docking and special survey of the M/V  Free Maverick.

Unamortized deferred financing fees of $191 related to the Credit Suisse and Deutsche Bank loan facilities, were written off due to the amended and restated facilities the Company entered with Credit Suisse and Deutsche Bank Nederland, on May 31, 2012 and September 7, 2012, respectively (Note 10).

Unamortized dry docking and special survey costs of $406 related to the M/V  Free Envoy  and M/V  Free Lady  were written off upon the vessels sale in 2011 as well as $100 related to unamortized deferred financing fees of the Credit Suisse loan facility (Note 10) due to the prepayment made in 2011.

Unamortized dry docking and special survey costs of $191 related to the M/V  Free Neptune  were included in “Vessels held for sale” following the vessel’s classification as held for sale in February 2011.